PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Schedule of Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Unrecognized Tax Benefits [Roll Forward]
Balance at January 1	$ 18,800	$ 12,746
Additions based on tax positions related to the current year	137,721	6,054
Additions for tax positions of prior years	43,978	0
Balance at December 31	$ 200,499	$ 18,800